Marketable securities - Gross Realized Gains and Losses Related to Marketable Securities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Gain (Loss) on Securities [Line Items]
Total unrealized gain / (loss) on marketable securities	$ 1	$ (14)	$ (6)	$ (35)
Seadrill Partners - Common units - unrealized loss on marketable securities
Gain (Loss) on Securities [Line Items]
Total unrealized gain / (loss) on marketable securities	0	(13)	(2)	(36)
Archer - unrealized gain / (loss) on marketable securities
Gain (Loss) on Securities [Line Items]
Total unrealized gain / (loss) on marketable securities	$ 1	$ (1)	$ (4)	$ 1